CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue
Revenue	$ 630,201	$ 837,999	$ 426,409
Operating expenses
Cost of goods and services	(348,884)	(384,447)	(311,103)
Research and development expenses	(212,109)	(302,001)	(386,893)
Selling expenses	(48,617)	(53,392)	(43,933)
Administrative expenses	(64,296)	(79,784)	(92,173)
Total operating expenses	(673,906)	(819,624)	(834,102)
(Loss)/income from operations	(43,705)	18,375	(407,693)
Other income/(expense)
Interest income	40,080	36,145	9,599
Other income	10,274	12,949	1,833
Interest expense	(2,872)	(759)	(652)
Other expense	(4,884)	(8,402)	(13,509)
Total other income/(expense)	42,598	39,933	(2,729)
(Loss)/income before income taxes and equity in earnings of an equity investee	(1,107)	58,308	(410,422)
Income tax (expense)/benefit	(7,192)	(4,509)	283
Equity in earnings of an equity investee, net of tax	46,469	47,295	49,753
Net income/(loss)	38,170	101,094	(360,386)
Less: Net income attributable to non-controlling interests	(441)	(314)	(449)
Net income/(loss) attributable to the Company	$ 37,729	$ 100,780	$ (360,835)
Earnings/(losses) per share attributable to the Company - basic (US$ per share)	$ 0.04	$ 0.12	$ (0.43)
Earnings/(losses) per share attributable to the Company - diluted (US$ per share)	$ 0.04	$ 0.12	$ (0.43)
Number of shares used in per share calculation-basic (in shares)	855,351,683	849,654,296	847,143,540
Number of shares used in per share calculation-diluted (in shares)	872,829,129	869,196,348	847,143,540
Third parties
Revenue
Revenue	$ 625,876	$ 829,254	$ 420,609
Related parties
Revenue
Revenue	4,325	8,745	5,800
Goods | Third parties
Revenue
Revenue	401,382	388,924	314,329
Operating expenses
Cost of goods and services	(294,918)	(331,984)	(268,698)
Goods | Related parties
Revenue
Revenue	3,854	8,264	5,293
Operating expenses
Cost of goods and services	(1,861)	(4,777)	(3,616)
Services -commercialization
Revenue
Revenue	52,485	48,608	41,275
Services -commercialization | Third parties
Revenue
Revenue	52,485	48,608	41,275
Operating expenses
Cost of goods and services	(52,105)	(47,686)	(38,789)
Services -research and development
Revenue
Revenue	471	481	507
Services -research and development | Related parties
Revenue
Revenue	471	481	507
Services -collaboration research and development
Revenue
Revenue	57,968	80,397	23,741
Services -collaboration research and development | Third parties
Revenue
Revenue	57,968	80,397	23,741
Other collaboration revenue -royalties
Revenue
Revenue	71,041	32,470	26,310
Other collaboration revenue -royalties | Third parties
Revenue
Revenue	71,041	32,470	26,310
Other collaboration revenue -licensing
Revenue
Revenue	43,000	278,855	14,954
Other collaboration revenue -licensing | Third parties
Revenue
Revenue	$ 43,000	$ 278,855	$ 14,954